Organization and Operations (Details Narrative) - shares	Jul. 02, 2014	Sep. 15, 2010	Dec. 31, 2015
Spiral Toys LLC [Member]
Percentage of business acquision			100.00%
Lexi-Luu Designs, Inc [Member]
Number of shares acquired in exchange for shares of common stock		2,500,000
Lexi-Luu Designs, Inc [Member] | Hubert J. Blanchette [Member]
Number of common stock shares for return of interest in company	2,500,000
Return of equity ownership percentage	100.00%